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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: |_|

      Nomura Asset Management U.S.A. Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

  180 Maiden Lane                        New York           New York    10038
--------------------------------------------------------------------------------
Business Address        (Street)          (City)            (State)     (Zip)

      John J. Boretti, (212) 509-1538, Senior Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

--------------------------------------------------------------------------------
       Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 23rd day of April, 1999.

                                         Nomura Asset Management U.S.A. Inc.
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     /s/ John J. Boretti
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.: Name:                     13F File No.:
-------------------------- ------------- ------------------------- -------------
1. Nomura Asset Management    28-6746    6.
    Co., Ltd.
-------------------------- ------------- ------------------------- -------------
2.                                       7.
-------------------------- ------------- ------------------------- -------------
3.                                       8.
-------------------------- ------------- ------------------------- -------------
4.                                       9.
-------------------------- ------------- ------------------------- -------------
5.                                       10.
-------------------------- ------------- ------------------------- -------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

                                                                                                                (SEC USE ONLY)
    Item 1:               Item 2:   Item 3:    Item 4:   Item 5:              Item 6:             Item 7:           Item 8:
Name of Issuer             Title     CUSIP      Fair    Shares of      Investment Discretion     Managers  Voting Authority (Shares)
                            of      Number     Market   Principal  (a)sole (b)shared- (c)Shared-    See      (a)      (b)     (c)
                           Class               Value     Amount            As Defined    Other   Instr. V    Sole   Shared    None
                                                (in                            in
                                             thousands)                     Instr. V
Abbott Labs                 com    002824100    $8,169    174,500      X                                    174,500
Air Products &
Chemicals, Inc.             com    009158106       524     15,300               X                     1      15,300
Allied Waste Inds Inc.      com    019589308       206     14,300               X                     1      14,300
Alcan Aluminum Ltd.         com    013716105       367     14,200               X                     1      14,200
AlliedSignal Inc.           com    019512102       428      8,700               X                     1       8,700
Aluminum Co. of America     com    022249106     2,002     48,600               X                     1      48,600
American Int'l. Group       com    026874107     6,166     51,113               X                     1      51,113
Anadarko Petroleum Corp.    com    032511107       185      4,900               X                     1       4,900
Anheuser-Busch Cos.         com    035229103     7,993    105,000      X                                    105,000
Amazon.com, Inc             com    023135106       207      1,200               X                     1       1,200
America Online, Inc.        com    02364J104    10,046     68,340      X                                     68,340
America Online, Inc.        com    02364J104     7,909     53,800               X                     1      53,800
Amgen Inc.                  com    031162100     3,594     48,000               X                     1      48,000
Applied Materials, Inc.     com    038222105     8,192    132,800      X                                    132,800
Applied Materials, Inc.     com    038222105     4,824     78,200               X                     1      78,200
Ashland Inc.                com    044204105       262      6,400               X                     1       6,400
AT&T Corp.                  com    001957109    13,480    168,893      X                                    168,893
Baker Hughes Inc.           com    057224107       243     10,000               X                     1      10,000
Banc One Corp.              com    059438101     2,938     53,350               X                     1      53,350
Banc One Corp.              com    059438101     6,338    115,100      X                                    115,100
Barnes & Noble, Inc.        com    067774109     2,731     85,000               X                     1      85,000
Bed Bath, & Beyond Inc.     com    075896100       560     15,350               X                     1      15,350
Bethlehem Steel Corp.       com    087509105       112     13,600               X                     1      13,600
Biogen Inc.                 com    090597105       589      5,150               X                     1       5,150
Boise Cascade Corp.         com    097383103       145      4,500               X                     1       4,500
Page Total                                     $88,210

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

                                                                                                                (SEC USE ONLY)
    Item 1:               Item 2:   Item 3:    Item 4:   Item 5:              Item 6:             Item 7:           Item 8:
Name of Issuer             Title     CUSIP      Fair    Shares of      Investment Discretion     Managers  Voting Authority (Shares)
                            of      Number     Market   Principal  (a)sole (b)shared- (c)Shared-    See      (a)      (b)     (c)
                           Class               Value     Amount            As Defined    Other   Instr. V    Sole   Shared    None
                                                (in                            in
                                             thousands)                     Instr. V
Bristol-Myers Squibb Co.    com    110122108    $2,668     41,600               X                     1      41,600
Bristol-Myers Squibb Co.    com    110122108     9,119    142,200      X                                    142,200
Broadcast.com Inc.          com    111310108       118      1,000               X                     1       1,000
Brooks Automation, Inc.     com    11434A100       358     16,000               X                     1      16,000
Browning Ferris Inds        com    115885105       567     14,700               X                     1      14,700
Burlington Resources Inc.   com    122014103       260      6,500               X                     1       6,500
Cablevision Systems Corp.   com    12686C109     6,745     91,000      X                                     91,000
Chase Manhattan Corp.       com    16161A108     3,560     43,750               X                     1      43,750
Chase Manhattan Corp.       com    16161A108    12,833    157,700      X                                    157,700
Chevron Corp.               com    166751107     1,580     17,800               X                     1      17,800
Cisco Systems Inc.          com    17275R102     9,844     89,850               X                     1      89,850
Cisco Systems Inc.          com    17275R102    13,673    124,800      X                                    124,800
Citigroup, Inc.             com    172967101     7,914    123,900      X                                    123,900
Clorox Co. DEL              com    189054109     3,867     33,000               X                     1      33,000
CMAC Invt. Corp.            com    125662106     1,182     30,300               X                     1      30,300
Coastal Corp.               com    190441105     1,967     59,600               X                     1      59,600
Coca Cola Co.               com    191216100    12,478    203,300      X                                    203,300
Coca Cola Co.               com    191216100     2,799     45,600               X                     1      45,600
Comcast Corp. - Class A     com    200300101     3,638     57,800               X                     1      57,800
Compaq Computer Corp.       com    204493100     2,183     68,900               X                     1      68,900
Conoco Inc.- Class A        com    208251306     2,763    112,500               X                     1     112,500
Conseco Inc.                com    208464107     5,131    166,200      X                                    166,200
Corning Inc.                com    219350105    11,838    197,300      X                                    197,300
Costco Companies Inc.       com    22160Q102       531      5,800               X                     1       5,800
Cyprus Amax Minerals Co.    com    232809103       146     12,000               X                     1      12,000
Cytec Inds. Inc.            com    232820100       268     12,000               X                     1      12,000
Page Total                                    $118,030

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

                                                                                                                (SEC USE ONLY)
    Item 1:               Item 2:   Item 3:    Item 4:   Item 5:              Item 6:             Item 7:           Item 8:
Name of Issuer             Title     CUSIP      Fair    Shares of      Investment Discretion     Managers  Voting Authority (Shares)
                            of      Number     Market   Principal  (a)sole (b)shared- (c)Shared-    See      (a)      (b)     (c)
                           Class               Value     Amount            As Defined    Other   Instr. V    Sole   Shared    None
                                                (in                            in
                                             thousands)                     Instr. V
Dow Chemical Co.            com    260543103    $6,299     67,600      X                                     67,600
Dow Chemical Co.            com    260543103       317      3,400               X                     1       3,400
Du Pont(E.I.)
  De Nemours & Co.          com    263534109       325      5,600               X                     1       5,600
Eastman Chemical Co.        com    277432100       273      6,500               X                     1       6,500
eBay Inc.                   com    278642103       124        900               X                     1         900
Enron Corp.                 com    293561106       726     11,300               X                     1      11,300
Fannie Mae                  com    313586109     3,958     57,150               X                     1      57,150
Fifth Third Bancorp         com    316773100       369      5,600               X                     1       5,600
First Union Corp.           com    337358105     4,938     92,400      X                                     92,400
First Union Corp.           com    337358105     3,265     61,100               X                     1      61,100
Fox Entertainment
  Group, Inc.               com    35138T107       692     25,500               X                     1      25,500
Freeport-McMoran
  Copper - B                com    35671D857       120     11,000               X                     1      11,000
Gap Inc.                    com    364760108     2,693     40,000               X                     1      40,000
Georgia Pacific Corp.       com    373298108       156      2,100               X                     1       2,100
General Electric Co.        com    369604103     5,990     54,150               X                     1      54,150
General Electric Co.        com    369604103    13,463    121,700      X                                    121,700
General Motors Corp.        com    370442105     9,935    114,200      X                                    114,200
Gillette Company            com    375766102     6,853    115,300      X                                    115,300
GTE Corp.                   com    362320103     6,268    103,600      X                                    103,600
GTS Duratek, Inc.           com    36237J107       187     36,500               X                     1      36,500
Halliburton Co.             com    406216101       270      7,000               X                     1       7,000
Hershey Foods Corp.         com    427866108     1,559     27,800      X                                     27,800
Home Depot                  com    437076102     3,172     50,950               X                     1      50,950
Honeywell Inc.              com    438506107       447      5,900               X                     1       5,900
IMC Global Inc.             com    449669100       106      5,200               X                     1       5,200
Inktomi Corp.               com    457277101        86      1,000               X                     1       1,000
Page Total                                     $72,591

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

                                                                                                                (SEC USE ONLY)
    Item 1:               Item 2:   Item 3:    Item 4:   Item 5:              Item 6:             Item 7:           Item 8:
Name of Issuer             Title     CUSIP      Fair    Shares of      Investment Discretion     Managers  Voting Authority (Shares)
                            of      Number     Market   Principal  (a)sole (b)shared- (c)Shared-    See      (a)      (b)     (c)
                           Class               Value     Amount            As Defined    Other   Instr. V    Sole   Shared    None
                                                (in                            in
                                             thousands)                     Instr. V
Intel Corp.                 com    458140100    $2,800     23,550               X                     1      23,550
Intel Corp.                 com    458140100     6,586     55,400      X                                     55,400
Int'l Business Machines     com    459200101     6,292     35,500      X                                     35,500
Int'l Flavors &
  Fragrances, Inc.          com    459506101       357      9,500               X                     1       9,500
Int'l Paper Co.             com    460146103       213      5,050               X                     1       5,050
Ionics Inc.                 com    462218108       271      9,000               X                     1       9,000
Kerr-McGee Corp.            com    492386107       166      5,055               X                     1       5,055
Kimberly-Clark Corp.        com    494368103     4,185     87,300      X                                     87,300
Louisiana-Pacific Corp.     com    546347105       123      6,600               X                     1       6,600
Lucent Technologies Inc.    com    549463107     3,321     30,750               X                     1      30,750
Lucent Technologies Inc.    com    549463107     2,452     22,700      X                                     22,700
Manpower Inc.               com    56418H100     6,624    283,400      X                                    283,400
Mattel, Inc.                com    577081102     6,441    258,300      X                                    258,300
McDonalds Corp.             com    580135101     4,803    106,000               X                     1     106,000
MCI Worldcom, Inc.          com    55268B106    14,284    161,290      X                                    161,290
MCI Worldcom, Inc.          com    55268B106     5,411     61,100               X                     1      61,100
Mead Corp.                  com    582834107       258      8,400               X                     1       8,400
Merck & Co. Inc.            com    589331107     8,557    106,800      X                                    106,800
Microsoft Corp.             com    594918104     9,563    106,700               X                     1     106,700
Microsoft Corp.             com    594918104    16,518    184,300      X                                    184,300
MidAmerican Energy
  Hldgs. Co.                com    59562V107       490     17,500               X                     1      17,500
Millipore Corp.             com    601073109       277     11,500               X                     1      11,500
Mobil Corp.                 com    607059102     8,386     95,300      X                                     95,300
Mobil Corp.                 com    607059102       273      3,100               X                     1       3,100
Monsanto Co.                com    611662107       413      9,000               X                     1       9,000
Murphy Oil Corp.            com    626717102       232      5,600               X                     1       5,600
Page Total                                    $109,296

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

                                                                                                                (SEC USE ONLY)
    Item 1:               Item 2:   Item 3:    Item 4:   Item 5:              Item 6:             Item 7:           Item 8:
Name of Issuer             Title     CUSIP      Fair    Shares of      Investment Discretion     Managers  Voting Authority (Shares)
                            of      Number     Market   Principal  (a)sole (b)shared- (c)Shared-    See      (a)      (b)     (c)
                           Class               Value     Amount            As Defined    Other   Instr. V    Sole   Shared    None
                                                (in                            in
                                             thousands)                     Instr. V
Newmont Mining Corp.        com    651639106      $201     11,500               X                     1      11,500
Newpark Res. Inc.           com    651718504       170     23,500               X                     1      23,500
Northern Trust Corp.        com    665859104       355      4,000               X                     1       4,000
Owens-Illinois, Inc.        com    690768403       195      7,800               X                     1       7,800
Pall Corp.                  com    696429307       248     15,000               X                     1      15,000
Pfizer Inc.                 com    717081103     3,947     28,450               X                     1      28,450
Pfizer Inc.                 com    717081103     8,894     64,100      X                                     64,100
Phelps Dodge Corp.          com    717265102       271      5,500               X                     1       5,500
Philip Morris Cos. Inc.     com    718154107     4,467    126,950               X                     1     126,950
Philip Morris Cos. Inc.     com    718154107     5,415    153,900      X                                    153,900
Potash Corp. Sask. Inc.     com    73755L107       273      5,100               X                     1       5,100
PPG Industries, Inc.        com    693506107       420      8,200               X                     1       8,200
Priceline.com Inc.          com    693506107       186      2,250               X                     1       2,250
Qwest Communications
International Inc.          com    749121109     3,882     53,850               X                     1      53,850
Ralston Purina Co.          com    751277302     7,811    292,700      X                                    292,700
Rambus Inc.                 com    750917106       129      2,000               X                     1       2,000
Republic Services
  Inc.- Cl A                com    760759100       390     24,100               X                     1      24,100
Reynolds Metals Co.         com    761763101       411      8,500               X                     1       8,500
RJR Nabisco Holdings        com    74960K876     2,130     85,200      X                                     85,200
SBC Communications Inc.     com    78387G103     9,414    199,500      X                                    199,500
Schering-Plough Corp.       com    806605101     1,884     34,100               X                     1      34,100
Schering-Plough Corp.       com    806605101     8,392    151,900      X                                    151,900
Schlumberger Ltd.           com    806857108       301      5,000               X                     1       5,000
Schlumberger Ltd.           com    806857108     3,130     52,000      X                                     52,000
Sepracor Inc.               com    817315104       572      5,100               X                     1       5,100
Page Total                                     $63,488

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

                                                                                                                (SEC USE ONLY)
    Item 1:               Item 2:   Item 3:    Item 4:   Item 5:              Item 6:             Item 7:           Item 8:
Name of Issuer             Title     CUSIP      Fair    Shares of      Investment Discretion     Managers  Voting Authority (Shares)
                            of      Number     Market   Principal  (a)sole (b)shared- (c)Shared-    See      (a)      (b)     (c)
                           Class               Value     Amount            As Defined    Other   Instr. V    Sole   Shared    None
                                                (in                            in
                                             thousands)                     Instr. V
SLM Holding Corp.           com    78442A109    $4,279    102,500      X                                    102,500
Solutia Inc.                com    834376105       153      8,800               X                     1       8,800
Sonat, Inc.                 com    835415100       330     11,000               X                     1      11,000
Southern Co.                com    842587107     3,411    146,300      X                                    146,300
Staples                     com    855030102       723     22,000               X                     1      22,000
Steel Dynamics Inc.         com    858119100       547     33,000               X                     1      33,000
Smurfit-Stone
  Container Corp.           com    832727101       206     10,670               X                     1      10,670
Superior Svcs. Inc.         com    868316100       319     16,100               X                     1      16,100
Tellabs Inc.                com    879664100       645      6,600               X                     1       6,600
Tellabs Inc.                com    879664100    10,107    103,400      X                                    103,400
Texaco Inc.                 com    881694103       221      3,900               X                     1       3,900
Texas Utilities Co.         com    882848104     4,532    107,900      X                                    107,900
Thermo Electron Corp.       com    883556102       264     19,500               X                     1      19,500
Transcanada
  Pipelines Ltd.            com    893526103       333     26,000               X                     1      26,000
T. Rowe Price
  Associates, Inc.          com    741477103       443     12,900               X                     1      12,900
Tyco International Ltd.     com    902124106     8,761    122,100      X                                    122,100
Union Pacific Corp.         com    907818108     7,455    139,500      X                                    139,500
U.S. Bancorp                com    902973106     5,249    154,100      X                                    154,100
U. S. Filter Corp.          com    911843209       521     17,000               X                     1      17,000
Union Carbide Corp.         com    905581104       262      5,800               X                     1       5,800
Unocal Corp.                com    915289102       284      7,700               X                     1       7,700
UNUM Corp.                  com    903192102     2,782     58,500               X                     1      58,500
USX-Marathon Group          com    902905827     4,100    149,100      X                                    149,100
USX- U.S. Steel Group       com    90337T101       235     10,000               X                     1      10,000
Wal-Mart Stores Inc.        com    931142103     5,006     54,300               X                     1      54,300
Wal-Mart Stores Inc.        com    931142103    15,128    164,100      X                                    164,100
Page Total                                     $76,296

                                    FORM 13F

         Name of Reporting Manager: Nomura Asset Management U.S.A. Inc.

                                                                                                                (SEC USE ONLY)
    Item 1:               Item 2:   Item 3:    Item 4:   Item 5:              Item 6:             Item 7:           Item 8:
Name of Issuer             Title     CUSIP      Fair    Shares of      Investment Discretion     Managers  Voting Authority (Shares)
                            of      Number     Market   Principal  (a)sole (b)shared- (c)Shared-    See      (a)      (b)     (c)
                           Class               Value     Amount            As Defined    Other   Instr. V    Sole   Shared    None
                                                (in                            in
                                             thousands)                     Instr. V
Waste Industries Inc.       com    941058109      $360     24,000               X                     1      24,000
Waste Mgmt. Inc.            com    94106K101     4,199     94,615               X                     1      94,615
Waste Mgmt. Inc.            com    94106K101     7,677    173,000      X                                    173,000
The Williams
  Companies, Inc.           com    969457100       359      9,100               X                     1       9,100
Worthington Inds. Inc.      com    981811102       281     23,900               X                     1      23,900
Yahoo! Inc.                 com    984332106       505      3,000               X                     1       3,000
Ziff-Davis Inc. - ZDNET     com    989511209        36      1,000               X                     1       1,000
China Steel              spons.adr 169417102     2,881    220,000      X                                                    220,000
Consorcio Grupo          spons.adr 210306106     2,969  2,500,000      X                                  2,500,000
Hellenic Telecom. Org.   spons.adr 423325307     2,338    200,000      X                                    200,000
Korea Elect. Power Corp. spons.adr 500631106     3,045    240,000      X                                    240,000
Phillipine L/D Tel.      spons.adr 718252109     2,329     90,000      X                                                     90,000
Pohang Iron and Steel    spons.adr 730450103     1,162     65,000      X                                     65,000
Portugal Telecom S. A.   spons.adr 737273102     2,629     60,000      X                                     60,000
SK Telecom Co., Ltd.     spons.adr 78440P108       146     11,970      X                                     11,970
Taiwan Semiconductor
  Mfg. Ltd               spons.adr 874039100     1,874     79,314      X                                                     79,314
Telebras Hldrs
  July 75 Put             option   879287YSO       766    125,000      X                                                    125,000
Telefonos De Mexico
  May 65 Put              option   8794030QM       169     50,000      X                                                     50,000
Page Total                                     $33,725
Grand Total                                   $561,636